FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Interest Rate "Step-Up" (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Oct. 15, 2020	Mar. 09, 2020 USD ($)	Nov. 19, 2019	Jul. 16, 2019	Jul. 04, 2019	Mar. 11, 2019	Jan. 17, 2019	Dec. 04, 2017	Jun. 01, 2015	Apr. 09, 2015	Jan. 14, 2015	Mar. 07, 2011	Aug. 05, 2010	Oct. 08, 2009
€500 million Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings issuance price percentage (in percent)												99.55%
€500 million Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.00%	3.00%
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings, interest rate (in percent)			3.125%
Borrowings issuance price percentage (in percent)													99.73%
€750 million Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.13%	3.13%
1.1 billion Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,100,000,000			$ 1,100,000,000
Borrowings, interest rate (in percent)				6.25%
1.1 billion Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.25%	6.25%
Five Hundred Million Unsecured Notes, Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings, interest rate (in percent)	0.95%	0.95%
Borrowings issuance price percentage (in percent)										99.38%
€750 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings issuance price percentage (in percent)					99.89%
€750 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.00%	1.00%
€250 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 250,000,000
Borrowings issuance price percentage (in percent)							105.59%
€250 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.25%	2.25%
€750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings issuance price percentage (in percent)									99.72%
€750 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.25%	2.25%
750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750,000,000
Borrowings issuance price percentage (in percent)						99.86%
750 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.60%	3.60%
500 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings, interest rate (in percent)			6.125%
Borrowings issuance price percentage (in percent)											100.00%
500 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.13%	6.13%
€750 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings issuance price percentage (in percent)					99.41%
€750 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.75%	1.75%
750 million Unsecured Notes, Due in 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750,000,000
Borrowings issuance price percentage (in percent)								99.72%
750 million Unsecured Notes, Due in 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.55%	4.55%
500 million Unsecured Notes, Due in 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings issuance price percentage (in percent)						99.00%
500 million Unsecured Notes, Due in 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.25%	4.25%
1.0 billion Unsecured Bonds, Due 2039
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Borrowings issuance price percentage (in percent)																95.20%
1.0 billion Unsecured Bonds, Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.25%	7.25%
500 million Unsecured Bonds, Due 2039
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings issuance price percentage (in percent)															104.84%
500 million Unsecured Bonds, Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.25%	7.25%
1.0 billion Unsecured Notes, Due in 2041
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Borrowings issuance price percentage (in percent)														99.18%
1.0 billion Unsecured Notes, Due in 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.00%	7.00%